INVESTMENTS IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2020
INVESTMENTS IN ASSOCIATES [Abstract]
Investments in Associates
	2020										2019
					Issuer Information
	Description of securities				Last financial statemets issued

Name and issuer	Face value	Amount	Cost	Book value	Main business	Date	Common stock	Net (loss) / income for the year / period	Shareholders equity	% of Common Stock	Book value

Transporte y Servicios de Gas en Uruguay S.A.	Ps. Uru. 1	196,000	248	8,540	Pipeline maintenance	09/30/2020	28	(868)	17,428	49.00	9,022

Emprendimientos de Gas					Pipeline
del Sur S.A. (in liquidation)	$1	116,130	2,757	490	construction	09/30/2020	237	(131)	1,000	49.00	569
					and operation services

					Pipeline
Gas Link S.A.	$1	502,962	11,701	119,365	construction	09/30/2020	1,026	27,254	622,779	49.00	97,497
					and operation services

Total				128,395							107,088